Intangibles and goodwill	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
12. Intangibles and goodwill

	Above	Option
	market	for time
	time	charter	Total
(in thousands of U.S. dollars)	charter	extension	Intangibles	Goodwill	Total
Historical cost December 31, 2014	$—	—	—	—	$—
Additions	11,000	8,000	19,000	251	19,251
Historical cost December 31, 2015	11,000	8,000	19,000	251	19,251
Amortization for the year	(605)	—	(605)	—	(605)
Accumulated amortization, December 31, 2015	(605)	—	(605)	—	(605)
Intangibles and goodwill, December 31, 2015	10,395	8,000	18,395	251	18,646

Historical cost December 31, 2015	11,000	8,000	19,000	251	19,251
Additions	—	—	—	—	—
Historical cost December 31, 2016	11,000	8,000	19,000	251	19,251
Amortization for the year	(2,405)	—	(2,405)	—	(2,405)
Accumulated amortization, December 31, 2016	(3,010)	—	(3,010)	—	(3,010)
Intangibles and goodwill, December 31, 2016	$7,990	8,000	15,990	251	$16,241

The intangible for the above market value of the time charter contract associated with the Höegh Gallant is amortized to time charter revenue on a straight line basis over the remaining term of the contract. Höegh LNG and the Partnership have entered into an option agreement pursuant to which the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the existing charter in May 2020 until July 2025. The intangible for the option for time charter extension will be amortized on a straight line basis over the extension period starting in May 2020, subject to impairment testing for recoverability in the preceding periods. Goodwill is not amortized. There is no accumulated impairment loss recognized as of December 31, 2016 and 2015.

The following table presents estimated future amortization expense for the intangibles:

(in thousands of U.S. dollars)	Total
2017	$2,398
2018	2,398
2019	2,398
2020	1,818
2021	1,522
2022 and thereafter	$5,456